Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares Participant:) (Vanguard Short-Term Inflation-Protected Securities, Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares)
12 Months Ended
Sep. 30, 2014
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Annual Total Return
2014	(1.18%)
2013	(1.54%)